Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Loans receivable from executive officers and directors
Loans outstanding, beginning	$ 3,168		$ 3,340
New loans	1,070		2,524
Repayments	(1,135)		(2,491)
Net change in directors and officers	3,134	[1]	(205)	[1]
Loans outstanding, ending	$ 6,237		$ 3,168

[1]	Represents the addition or removal of new officer and directors during the year.